UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2019 (Unaudited)

DWS World Dividend Fund

	Shares	Value ($)
Common Stocks 91.0%
Australia 1.3%
Newcrest Mining Ltd. (Cost $2,131,760)	138,635	2,481,144
Canada 20.4%
Agnico Eagle Mines, Ltd.	68,679	2,987,180
Cameco Corp.	541,788	6,564,378
Cenovus Energy, Inc.	460,883	3,598,813
Fairfax Financial Holdings Ltd.	30,709	14,526,564
Franco-Nevada Corp.	25,493	1,977,626
Wheaton Precious Metals Corp.	386,879	8,155,409
(Cost $35,290,472)		37,809,970
France 2.5%
Bollore SA (Cost $5,423,820)	1,109,947	4,582,104
Hong Kong 4.2%
Jardine Matheson Holdings Ltd. (Cost $6,396,624)	117,326	7,842,483
Italy 2.6%
Telecom Italia SpA (RSP) (Cost $7,081,741)	9,875,666	4,835,116
Japan 6.9%
BML, Inc.	266,800	7,360,418
Zenkoku Hosho Co., Ltd.	156,800	5,488,349
(Cost $13,439,989)		12,848,767
Korea 4.1%
Kia Motors Corp.	180,338	5,876,757
KT Corp. ADR*	118,328	1,635,293
(Cost $7,426,193)		7,512,050
Netherlands 8.7%
EXOR NV	133,015	8,529,233
Heineken Holding NV	86,667	7,537,399
(Cost $17,463,656)		16,066,632
Switzerland 14.8%
Cie Financiere Richemont SA (Registered)	72,911	5,021,719
Nestle SA (Registered)	114,546	9,952,036
Novartis AG (Registered)	66,098	5,775,724
Roche Holding AG (Genusschein)	25,065	6,668,404
(Cost $25,176,571)		27,417,883
United Kingdom 5.6%
British American Tobacco PLC	106,818	3,763,648
Unilever NV (CVA)	123,810	6,620,952
(Cost $10,332,409)		10,384,600
United States 19.9%
AmerisourceBergen Corp.	34,074	2,840,749
Apache Corp.	104,063	3,415,348
Icahn Enterprises LP (a)	67,004	4,672,189
Jefferies Financial Group, Inc.	391,450	8,146,075
National Oilwell Varco, Inc.	300,078	8,846,299
Oracle Corp.	73,997	3,716,869
Schlumberger Ltd.	57,032	2,521,385
WEC Energy Group, Inc.	38,249	2,793,324
(Cost $43,925,373)		36,952,238
Total Common Stocks (Cost $174,088,608)		168,732,987
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (b) (c) (Cost $4,666,275)	4,666,275	4,666,275
Cash Equivalents 8.6%
DWS Central Cash Management Government Fund, 2.41% (b) (Cost $16,034,970)	16,034,970	16,034,970
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $194,789,853)	102.1	189,434,232
Other Assets and Liabilities, Net	(2.1)	(3,977,711)
Net Assets	100.0	185,456,521

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (b) (c)
6,654,000	—	1,987,725 (d)	—	—	170,489	—	4,666,275	4,666,275
Cash Equivalents 8.6%
DWS Central Cash Management Government Fund, 2.41% (b)
19,088,697	13,318,268	16,371,995	—	—	87,494	—	16,034,970	16,034,970
25,742,697	13,318,268	18,359,720	—	—	257,983	—	20,701,245	20,701,245

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $4,664,937, which is 2.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
RSP: Risparmio (Convertible Savings Shares)

At January 31, 2019 the DWS World Dividend Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	36,690,221	22%
Consumer Staples	27,874,035	17%
Energy	24,946,223	15%
Health Care	22,645,295	13%
Industrials	17,096,776	10%
Materials	15,601,359	9%
Consumer Discretionary	10,898,476	6%
Communication Services	6,470,409	4%
Information Technology	3,716,869	2%
Utilities	2,793,324	2%
Total	168,732,987	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,481,144	$—	$2,481,144
Canada	37,809,970	—	—	37,809,970
France	—	4,582,104	—	4,582,104
Hong Kong	—	7,842,483	—	7,842,483
Italy	—	4,835,116	—	4,835,116
Japan	—	12,848,767	—	12,848,767
Korea	1,635,293	5,876,757	—	7,512,050
Netherlands	—	16,066,632	—	16,066,632
Switzerland	—	27,417,883	—	27,417,883
United Kingdom	—	10,384,600	—	10,384,600
United States	36,952,238	—	—	36,952,238
Short-Term Investments (e)	20,701,245	—	—	20,701,245
Total	$97,098,746	$92,335,486	$—	$189,434,232

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019